CLEARING HOUSE PERFORMANCE BONDS AND GUARANTEE FUNDS (Tables)	9 Months Ended
Sep. 30, 2025
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Schedule of Performance Bonds and Guarantee Funds
As of December 31, 2024 and December 31, 2023, the Company had performance bonds and guarantee funds totaling $413.2 million and $427.3 million respectively, as summarized below (in thousands):

	December 31, 2024
	Cash	U.S. Treasury Bills (1)	Total
Margin deposits	$38,594	$315,148	$353,742
Security deposits	49,150	10,266	59,416
Total performance bonds and guarantee funds	$87,744	$325,414	$413,158

	December 31, 2023
	Cash	U.S. Treasury Bills (1)	Total
Margin deposits	$19,654	$351,486	$371,140
Security deposits	48,193	7,973	56,166
Total performance bonds and guarantee funds	$67,847	$359,459	$427,306
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(1)The U.S. Treasury Bills are not reflected in the consolidated balance sheets, as MIAX Futures does not take economic ownership of these securities
As of September 30, 2025 and December 31, 2024, the Company had performance bonds and guarantee funds totaling $308.1 million and $413.2 million respectively, as summarized below (in thousands):

	September 30, 2025
	Cash	U.S. Treasury Bills (1)	Total
Margin deposits	$35,579	$216,621	$252,200
Security deposits	50,625	5,277	55,902
Total performance bonds and guarantee funds	$86,204	$221,898	$308,102

	December 31, 2024
	Cash	U.S. Treasury Bills (1)	Total
Margin deposits	$38,594	$315,148	$353,742
Security deposits	49,150	10,266	59,416
Total performance bonds and guarantee funds	$87,744	$325,414	$413,158
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1.The U.S. Treasury Bills are not reflected in the condensed consolidated balance sheets, as MIAX Futures does not take economic ownership of these securities